Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax (benefit)/expense	$ 126	$ 659	$ 472	$ 2,539
Effective tax rate	(0.23%)	(0.19%)	(0.30%)	(0.50%)